Statements of operations (USD $)	1 Months Ended	3 Months Ended											9 Months Ended		12 Months Ended
	Jul. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Collaboration revenue													$ 27,395,315	$ 22,860,543	$ 28,779,078	$ 98,960,851
Grant revenue													2,890,134	4,445,430	5,166,985	6,451,296
Total revenues and non-cash cancellation revenue		16,289,573	6,854,212	7,141,664	6,640,090	7,195,076	7,585,177	12,525,720	9,362,686	86,423,733	4,772,720	4,853,008	30,285,449	27,305,973	33,946,063	105,412,147
Operating expenses:
Research and development													39,855,115	36,688,786	46,138,868	58,677,081
General and administrative													17,735,294	11,390,938	14,615,376	16,153,069
Total operating expenses		20,565,188	21,307,148	15,718,073	12,674,520	14,250,383	15,083,384	18,745,957	16,983,976	18,315,064	19,682,313	19,848,797	57,590,409	48,079,724	60,754,244	74,830,150
Loss from operations		(4,275,615)	(14,452,936)	(8,576,409)	(6,034,430)	(7,055,307)	(7,498,207)	(6,220,237)	(7,621,290)	68,108,669	(14,909,593)	(14,995,789)	(27,304,960)	(20,773,751)	(26,808,181)	30,581,997
Interest (expense) income, net													(6,249,534)	(1,007,586)	(1,209,577)	(2,444,417)
Loss on extinguishment of debt													(129,963)
Other income (expense), net													(3,155)	1,818,279	1,782,656	461,358
Net loss		(4,416,499)	(14,586,578)	(14,684,535)	(6,272,044)	(7,297,125)	(6,068,072)	(6,597,861)	(5,764,646)	67,608,165	(15,388,398)	(15,550,607)	(33,687,612)	(19,963,058)	(26,235,102)	30,904,514
Deemed dividend		4,416,499		18,248,768		7,297,125							(18,248,768)
Gain on exchange of convertible preferred stock in connection with recapitalization	160,000,000			3,390,750			159,954,069						3,390,750	159,954,069	159,954,069
Less beneficial conversion charge							(377,787)							(377,787)	(377,787)
Net (loss) income attributable to common stockholders		$ (4,416,499)	$ (14,586,578)	$ (29,542,553)	$ (6,372,044)	$ (7,297,125)	$ 153,508,210	$ (6,597,861)					$ (48,545,630)	$ 139,613,224	$ 133,341,180	$ 30,904,514
Weighted-average shares outstanding:
Basic (in shares)													8,995,167	2,937	3,328	1,089
Weighted-average shares outstanding:
Diluted (in shares)													8,995,167	13,593	17,205	5,729
Net (loss) income per share applicable to common stockholders-basic (in dollars per share)		$ (0.19)	$ (5.51)	$ (6,527.30)	$ 1,380.13	$ (1,605.53)	$ 168.00	$ (5,992.61)	$ (5,290.57)	$ 52.39	$ (14,140.93)	$ (14,289.99)	$ (5.40)	$ 182.41	$ 219.76	$ 23.95
Net (loss) income per share applicable to common stockholders-diluted (in dollars per share)		$ (0.19)	$ (5.51)	$ (6,527.30)	$ 1,380.13	$ (1,605.53)	$ 48.29	$ (5,992.61)	$ (5,290.57)	$ 9.95	$ (14,140.93)	$ (14,289.99)	$ (5.40)	$ 39.41	$ 42.50	$ 4.55
Pro forma net income per share applicable to common stockholders-(unaudited) (in dollars per share)													$ 2.73		$ 9.40
Pro forma weighted-average number of shares outstanding (unaudited)													17,812,651		14,188,161